Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details)		5 Months Ended	12 Months Ended
	Aug. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) Director Vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Mezzanine Equity [Abstract]
Consideration received for preferred shares issued			$ 50,000,000	$ 0	$ 0
Capital contribution			$ 500,000
Number of shares of Junior Stock that can be exchanged or converted | shares			1
Mezzanine equity		$ 49,549,489	$ 49,549,489	$ 0
Related Party [Member]
Mezzanine Equity [Abstract]
Less: Deemed preferred dividend		$ 196,296
Series D Preferred Stock [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares		50,000	50,000	0
Preferred shares, dividend rate	5.00%		5.00%	5.00%
Dividend multiplier factor	1.3
Conversion price (in dollars per share) | $ / shares	$ 0.7
Number of votes per share | Vote			0
Effective interest rate		6.12%	6.12%
Preferred stock, redemption period			9 years
Less: Deemed preferred dividend			$ 196,296	$ 0	$ 0
Mezzanine equity		$ 49,549,489	49,549,489	$ 0
Fair value of mezzanine equity		49,500,000	49,500,000
Issuance costs			$ 146,807
Series D Preferred Stock [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares	$ 0.3
Series D Preferred Stock [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate	20.00%
Consecutive trading day period			5 days
Number of preferred directors right to elect with parity stock | Director			2
Series D Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares	50,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Consideration received for preferred shares issued	$ 50,000,000
Capital contribution	$ 500,000
Preferred shares, dividend rate	5.00%
Cash redemption percentage	105.00%
Dividend payable		$ 541,666	$ 541,666